DEBT AND OTHER OBLIGATIONS - Additional Informatoin (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Debt Instrument [Line Items]
Secured borrowings, percent of initial collateral required		102.00%
Securities lending transactions		$ 174	$ 57
Securities loaned, fair value of collateral		179	59
Repurchase Program Borrowings
Debt Instrument [Line Items]
Fair value of securities pledged under the repurchase program		1,503	452
Secured financing liabilities		$ 1,393	$ 437
Reverse repurchase liability average interest rate (percent)		0.13%	0.15%
Reverse repurchase maximum balance outstanding		$ 1,799	$ 825
Reverse repurchase average daily balance		$ 775	$ 143
Reverse repurchase average daily balance at average interest rate (percent)		0.13%	0.33%
Maximum | Repurchase Program Borrowings
Debt Instrument [Line Items]
Debt term		90 days
Amended Line Of Credit
Debt Instrument [Line Items]
Principal amount		$ 1,000
Maximum borrowing capacity		$ 1,500
Facility fee rate		0.125%
Amended Line Of Credit | PLC
Debt Instrument [Line Items]
Outstanding balance		$ 275	$ 190
Amended Line Of Credit | Base Rate
Debt Instrument [Line Items]
Variable rate		0.50%
Amended Line Of Credit | LIBOR
Debt Instrument [Line Items]
Variable rate		1.00%
Subordinated Debentures 3.55 Percent Due 2038 | Subordinated Debt
Debt Instrument [Line Items]
Outstanding principal				$ 110
Interest rate				3.55%
Financing Agreement With Golden Gate Captive Insurance Company
Debt Instrument [Line Items]
Financing capacity under the agreement	$ 5,000
XOL asset backing difference in statutory and economic reserve liabilities		$ 4,267
Financing Agreement With Golden Gate Captive Insurance Company | Maximum
Debt Instrument [Line Items]
Reserve funding agreement, term	25 years
Financing Agreement With Golden Gate Captive Insurance Company | Minimum
Debt Instrument [Line Items]
Reserve funding agreement, term	20 years